Reclamation Bonds (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023
Reclamation Bonds [Abstract]
Reclamation cost	$ 1,591,547	$ 947,116	$ 1,592,936
Surety bond in escrow account	674,000	674,000	674,000
Deposits	917,547	273,116	$ 918,936
Operations increased	$ 644,000	$ 189,000